UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE     68137

(Address of principal executive offices) (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/11

Item 1.  Reports to Stockholders.

The Lacerte Guardian Fund

Semi-Annual Report

March 31, 2011

www.lacerteguardianfund.com

Investor Information: 1-877-738-9888

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Lacerte Guardian Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Lacerte Guardian Fund

PORTFOLIO REVIEW

March 31, 2011 (Unaudited)

The Fund’s performance figures for the period ending March 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception* – March 31, 2011	Inception** – March 31, 2011
Lacerte Guardian Fund – Class A	4.72%	N/A	10.44%	N/A
Lacerte Guardian Fund – Class A with load	0.00%	N/A	5.46%	N/A
Lacerte Guardian Fund – Class I***	5.01%	-0.50%	N/A	4.28%
S&P 500 Total Return Index	17.31%	15.65%	31.59%	0.71%

* Inception date is July 2, 2010.

** Inception date is February 28, 2007.

*** Reflects the actual fees and expenses that were charged when the Fund was a Partnership with the exception of performance fees. The predecessor partnership’s performance is only for the periods before the Fund’s registration statement was effective, which was October 1, 2009. Prior to October 1, 2009, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.50%.  The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  For performance information current to the most recent month-end, please call 1-877-738-9888.

     The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Exchange Traded Funds	96.41%
Purchased Call Options	1.44%
Purchased Put Options	1.24%
Short-Term Investments	0.58%
Written Call Options	(0.81)%
Cash and Other Assets
less Liabilities	1.14%
100.00%

Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)
Shares		Market Value

	EXCHANGE TRADED FUNDS - 96.41%
	EQUITY FUND - 96.41%
83,400	SPDR S&P 500 ETF Trust *	$ 11,051,334
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,135,931)	11,051,334

	PURCHASED CALL OPTIONS - 1.44%
857	SPDR S&P 500 ETF Trust
	Expiration May 2011, Exercise Price $135.00	158,545
857	SPDR S&P 500 ETF Trust
	Expiration May 2011, Exercise Price $144.00	5,999
	TOTAL PURCHASED CALL OPTIONS (Cost - $187,663)	164,544

	PURCHASED PUT OPTIONS - 1.24%
834	SPDR S&P 500 ETF Trust
	Expiration May 2011, Exercise Price $128.00	142,614
	TOTAL PURCHASED PUT OPTIONS (Cost - $137,867)	142,614

	SHORT-TERM INVESTMENTS - 0.58%
	MONEY MARKET FUND - 0.58%
66,230	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.21% +	66,230
	TOTAL SHORT-TERM INVESTMENTS (Cost - $66,230)	66,230

	TOTAL INVESTMENTS - 99.67% (Cost - $11,527,691) (a)	$ 11,424,722
	CALL OPTIONS WRITTEN - (0.81) %	(92,556)
	OTHER ASSETS LESS LIABILITIES - 1.14%	130,998
	NET ASSETS - 100.00%	$ 11,463,164

	CALL OPTIONS WRITTEN - (0.81) % **
1,714	SPDR S&P 500 ETF Trust
	Expiration May 2011, Exercise Price $139.00
	TOTAL OPTIONS WRITTEN (Proceeds - $107,954) (a)	$ 92,556

__________
+ Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2011.
* Subject to written option.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written,

is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 20,145
	Unrealized depreciation	(107,716)
	Net unrealized depreciation	$ (87,571)

The accompanying notes are an integral part of these financial statements.

Lacerte Guardian Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

Assets:
Investments in Securities at Market Value (Identified cost $ 11,527,691)	$ 11,424,722
Dividends and Interest Receivable	47,482
Receivable for Securities Sold	308,981
Receivable Due from Adviser	4,953
Prepaid Expenses and Other Assets	5,738
Total Assets	11,791,876

Liabilities:
Payable for Fund Shares Redeemed	67,561
Call Options Written, at Value (Proceeds $107,954)	92,556
Due to Broker	136,960
Accrued Distribution Fees	258
Payable to Other Affiliates	18,421
Other Accrued Expenses	12,956
Total Liabilities	328,712

Net Assets	$ 11,463,164

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 10,067,906
Shares of Beneficial Interest Outstanding	565,595
Net Asset Value (Net Assets/Shares Outstanding), Offering Price
and Redemption Price Per Share*	$ 17.80
Class A Shares:
Net Assets	$ 1,395,258
Shares of Beneficial Interest Outstanding	78,496
Net Asset Value (Net Assets/Shares Outstanding) and
Redemption Price Per Share*	$ 17.77
Maximum Offering Price Per Share (Maximum Sales Charge of 4.50%)	$ 18.61

Composition of Net Assets:
At March 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 10,267,963
Accumulated Net Investment Income	23,442
Accumulated Net Realized Gain on Investments	1,259,330
Net Unrealized Appreciation (Depreciation) on:
Investments	(84,597)
Purchased Options	(18,372)
Written Options	15,398
Net Assets	$ 11,463,164
___________
* The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

Lacerte Guardian Fund
STATEMENT OF OPERATIONS
March 31, 2011 (Unaudited)

Investment Income:
Dividend Income	$ 158,976
Interest Income	348
Total Investment Income	159,324

Expenses:
Investment Advisory Fees	157,615
Performance Fees	(112,300)
Transfer Agent Fees	20,444
Administration Fees	20,300
Fund Accounting Fees	20,195
Registration & Filing Fees	12,465
Chief Compliance Officer Fees	7,979
Audit Fee	7,979
Legal Fees	6,233
Printing Expense	4,987
Custody Fees	3,740
Trustees' Fees	2,743
Interest Expense	1,999
Insurance Expense	1,247
Distribution Fees - Class A	752
Miscellaneous Expenses	997
Total Expenses	157,375
Less: Fees Waived by the Adviser	(21,138)
Fees Waived by the Administrator	(355)
Net Expenses	135,882

Net Investment Income	23,442

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	2,958,649
Purchased Options	(1,342,936)
Written Options	(335,685)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(195,525)
Purchased Options	14,738
Written Options	15,538
Net Realized and Unrealized Gain on Investments	1,114,779

Net Increase in Net Assets Resulting From Operations	$ 1,138,221

The accompanying notes are an integral part of these financial statements.

Lacerte Guardian Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2011	September 30, 2010
	(Unaudited)
Operations:
Net Investment Income (Loss)	$ 23,442	$ (250,813)
Net Realized Gain (Loss) on Investments, Written Options
and Purchased Options	1,280,028	(597,288)
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Written Options and Purchased Options	(165,249)	77,678
Net Increase (Decrease) in Net Assets
Resulting From Operations	1,138,221	(770,423)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued (72,621 and 1,720,135 shares)	1,264,856	29,859,809
Shares Transferred from Class R (22,317 shares)	-	378,714
Cost of Shares Redeemed (860,554 and 388,924 shares)	(15,266,342)	(6,542,182)
Redemption Fee Proceeds	-	2,432
Total Class I Shares	(14,001,486)	23,698,773

Class A Shares:
Proceeds from Shares Issued (65,289 and 13,244 shares)	1,160,869	225,225
Cost of Shares Redeemed (37 and 0 shares)	(638)	-
Redemption Fee Proceeds	13	-
Total Class A Shares	1,160,244	225,225

Class R Shares*:
Proceeds from Shares Issued (22,334 shares)	-	391,404
Shares Transferred to Class I (22,334 shares)	-	(378,794)
Total Class R Shares	-	12,610

Total From Shares of Beneficial Interest Transactions	(12,841,242)	23,936,608

Increase (Decrease) in Net Assets	(11,703,021)	23,166,185

Net Assets:
Beginning of Period	23,166,185	-
End of Period	$ 11,463,164	$ 23,166,185

Undistributed Net Investment Income at End of Period	$ 23,442	$ -

______
* For the period October 1, 2009 through January 28, 2010. Effective January 29, 2010, Class R shares suspended sales and the outstanding shares were exchanged for Class I shares at net asset value.

The accompanying notes are an integral part of these financial statements.

Lacerte Guardian Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Class I
	For the Six Months		For the Year
	Ended		Ended
	March 31, 2011		September 30, 2010*
	(Unaudited)

Net Asset Value, Beginning of Period	$ 16.95		$ 17.08
Increase From Operations:
Net investment income (loss) (a)	0.02		(0.20)
Net gain from securities
(both realized and unrealized)	0.83		0.07	(e)
Total from operations	0.85		(0.13)

Redemption Fees	-		0.00	(g)

Net Asset Value, End of Period	$ 17.80		$ 16.95

Total Return (b)	5.01%		(0.76)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 10,068		$ 22,941
Ratio to average net assets:
Expenses, Gross (f)	1.75%	(c)	2.65%
Expenses, Net of Reimbursement (f)	1.50%	(c)	2.49%
Net investment income, Gross (f)	0.00%	(c,h)	(1.34)%
Net investment income, Net of Reimbursement (f)	0.25%	(c)	(1.17)%
Portfolio turnover rate	81%	(d)	208%

__________
*Class I commenced operations on October 1, 2009.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.
(e) The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(f) Does not reflect the expenses of the underlying funds in which the Fund invests.
(g) Less than $0.01 per share.
(h) Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Lacerte Guardian Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Class A
	For the Six Months		For the Period
	Ended		Ended
	March 31, 2011		September 30, 2010*
	(Unaudited)

Net Asset Value, Beginning of Period	$ 16.97		$ 16.09
Increase From Operations:
Net investment income (loss) (a)	0.06		(0.13)
Net gain from securities
(both realized and unrealized)	0.74		1.01	(e)
Total from operations	0.80		0.88

Redemption Fees	0.00	(g)	-

Net Asset Value, End of Period	$ 17.77		$ 16.97

Total Return (b)	4.72%		5.47%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,395		$ 225
Ratio to average net assets:
Expenses, Gross (c,f)	1.92%		3.23%
Expenses, Net of Reimbursement (c,f)	1.75%		2.75%
Net investment income, Gross (c,f)	0.54%		(3.18)%
Net investment income, Net of Reimbursement (c,f)	0.71%		(2.70)%
Portfolio turnover rate (d)	81%		208%

__________
*Class A commenced operations on July 2, 2010.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.
(e) The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(f) Does not reflect the expenses of the underlying funds in which the Fund invests.
(g) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (Unaudited)

1.

ORGANIZATION

The Lacerte Guardian Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.

The Lacerte Guardian Fund was organized originally as a limited partnership in March 2007.  Effective as of the close of business on September 30, 2009, the predecessor partnership was reorganized into a Delaware statutory trust as a registered investment company.  The Lacerte Guardian Fund commenced operations on October 1, 2009 with a contribution of assets and liabilities, including securities-in-kind from the predecessor limited partnership.

The Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.50%.  Class I shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Class I shares commenced operations on October 1, 2009.  Class A shares commenced operations on July 2, 2010.  For the period October 1, 2009 through January 28, 2010, the Fund offered Class R shares.  On January 29, 2010, Class R shares suspended sales and the Fund exchanged 22,334 shares of Class R (valued at $16.96) for 22,317 shares of Class I (valued at $16.97), pursuant to an action approved by the Board of Trustees.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 11,051,334	-	-	$ 11,051,334
Purchased Put Options	142,614	-	-	142,614
Purchased Call Options	164,544	-	-	164,544
Short-Term Investments	66,230	-	-	66,230
Total	$ 11,424,722	-	-	$ 11,424,722

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 92,556	-	-	$ 92,556
Total	$ 92,556	-	-	$ 92,556

                            The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of

                            Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1&Level 2 at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  During the six months ended March 31, 2011 the Fund had net realized losses of $1,678,621 involving option transactions subject to equity price risk.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions at U.S. Federal and Nebraska State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually.  The Fund will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Lacerte Capital Advisers, LLC serves as the Funds’ Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.75% of the average daily net assets of the Fund.  For the six months ended March 31, 2011, the Adviser earned advisory fees of $157,615.

Pursuant to the Advisory Agreement, the Fund pays the adviser a variable performance-based fee.  This fee is comprised of an annual base rate of 1.75% of average daily net assets (fulcrum fee), subject to a performance adjustment, in accordance with a rate schedule. The performance adjustment either increases or decreases the management fee, depending on how well the Fund has performed relative to the Standard and Poor's 500 Index ("S&P 500 Index") over a performance period.  The performance period is the most recent 12-month period (rolling 12-month period).

The management fee will be the fulcrum fee (i.e., there will be no performance adjustment) if the Fund’s performance is within positive or negative 2.00% (two percentage points) of the investment record of the S&P 500 Index over the performance period.  If the difference between the Fund’s performance and the investment record of the S&P 500 Index exceeds two percentage points, the fee will be adjusted either up or down 1.00%.  The maximum annualized performance adjustment rate is plus or minus 1.00% (which would result from a performance differential of 2 percentage points or more between the Fund’s performance and the investment record of the S&P 500 Index).  The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month.  The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.  During the first full 12 calendar months immediately following the effective date of the Fund's registration statement ("Initial Period"), the Adviser shall be entitled to receive only the fulcrum fee.  The Adviser will be entitled to receive a performance adjustment only after completion of the Initial Period.  The purpose of suspending payment of the performance adjustment during the Initial Period is to establish a performance record for the Fund on which the management fee is later calculated.

For purposes of comparing the Fund’s after-expenses performance to the investment record of the S&P 500 Index, the Fund's performance already reflects (i.e., is reduced by) any positive performance fee adjustments made during the performance period.  Thus, when the Fund outperforms the S&P 500 Index, shareholders will receive a total return that represents the full amount of the outperformance.  The performance adjustment rate will be no more than 1.00%.

Prior to February 1, 2011, the Adviser contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Fund did not exceed 2.50% and 2.75% of the Fund’s average daily net assets for Class I and Class A shares, respectively.  The Adviser waived fees of $21,138 from October 1, 2010 to January 31, 2011.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $27,000 plus $6,000 for each share class above one along with a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $18,000 per share class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.   For the six months ended March 31, 2011, the Fund incurred expenses of $7,979 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended March 31, 2011, GemCom received $4,255 for providing such services.  The Printing Expense listed in the Statement of Operations includes the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities.  For the six months ended March 31, 2011, the Class A shares incurred distribution fees of $752.

The Distributor acts as the Fund’s principal underwriter in a continuous offering of the Fund’s shares.  For the six months ended March 31, 2011, the Distributor received $45,431 in underwriting commissions for sales of Class A shares, of which $5,986 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees –The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2011 amounted to $11,442,958 and $25,590,740, respectively.

5.

OPTION CONTRACTS

The number of option contracts purchased/written and the premiums paid/received by the Fund during the six months ended March 31, 2011, were as follows:

	Purchased Options		Written Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	1,966	$ 416,480	(1,966)	$ (345,876)
Options purchased/written	17,396	2,854,046	(10,071)	(1,042,400)
Options closed	(16,814)	(2,944,996)	9,399	1,141,828
Options exercised	-	-	924	138,494
Options expired	-	-	-	-
Options outstanding, end of period	2,548	$ 325,530	(1,714)	$ (107,954)

6.

TAX COMPONENTS OF CAPITAL

As of September 30, 2010, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Permanent book and tax differences primarily attributable to net operating losses and adjustments for tax gain/loss due to the Fund’s conversion from a limited partnership, resulted in reclassification for the Fund for the year ended September 30, 2010 as follows:  a decrease in paid-in-capital of $827,403; a decrease in accumulated net investment losses of $250,813; and a decrease in accumulated net realized losses on investments of $576,590.

7.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in SPDR S&P 500 ETF Fund (the “Portfolio”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of March 31, 2011, the percentage of the Fund’s net assets invested in the Portfolio was 96.41%.

8.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Lacerte Guardian Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2011

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Expenses Paid During the Period** (10/1/10 to 3/31/11)
Actual Class I Class A	$1,000.00 $1,000.00	$1,050.15 $1,047.15	$7.67 $8.93
Hypothetical (5% return before expenses) Class I Class A	$1,000.00 $1,000.00	$1,017.44 $1,016.23	$7.54 $8.80

**Expenses Paid During Period are equal to Fund’s annualized expense ratio of 1.50% for Class I and 1.75% for Class A, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

ADDITIONAL INFORMTION (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 7 to the financial statements of the Lacerte Guardian Fund, the following pages will include the financial statements of the aforementioned underlying funds, SPDR S&P 500 ETF Fund (“the Portfolio”).  The pages have been extracted from the latest unaudited semi-annual report published for the Portfolio, dated March 31, 2011.  The full report of SPDR S&P 500 ETF Fund, along with the report of the independent registered public accounting firm is included in the SPDR S&P 500 ETF Funds’ N-CSR filing dated May 27, 2011 available at ‘www.sec.gov’.  Only data presented for the SPDR S&P 500 ETF Fund is pertinent to the overall review of the financial statements of the Lacerte Guardian Fund.

Common Stocks	Shares	Value
3M Co.	5,281,786	$ 493,846,991
Abbott Laboratories.	11,483,533	563,267,294
Abercrombie & Fitch Co. (Class A)	647,353	37,999,621
ACE, Ltd.	2,491,446	161,196,556
Adobe Systems, Inc.*	3,757,833	124,609,742
Advanced Micro Devices, Inc.*	4,276,096	36,774,426
Aetna, Inc.	2,852,213	106,758,333
AFLAC, Inc.	3,492,698	184,344,600
Agilent Technologies, Inc.*	2,560,964	114,679,968
Air Products & Chemicals, Inc.	1,596,770	143,996,719
Airgas, Inc.	552,961	36,727,670
AK Steel Holding Corp.	814,956	12,860,006
Akamai Technologies, Inc.*	1,391,300	52,869,400
Alcoa, Inc.	7,885,502	139,179,110
Allegheny Technologies, Inc.	731,222	49,518,354
Allergan, Inc.	2,269,601	161,187,063
Altera Corp.	2,378,537	104,703,199
Altria Group, Inc.	15,523,133	404,067,152
Amazon.com, Inc.*	2,643,741	476,217,066
Ameren Corp.	1,775,964	49,851,309
American Electric Power Co., Inc.	3,571,626	125,506,938
American Express Co.	7,761,264	350,809,133
American International Group, Inc.*	1,064,083	37,391,877
American Tower Corp. (Class A)*	2,950,424	152,890,972
Ameriprise Financial, Inc.	1,830,405	111,801,137
AmerisourceBergen Corp.	2,035,369	80,519,198
Amgen, Inc.*	6,922,872	370,027,508
Amphenol Corp. (Class A)	1,306,905	71,082,563
Anadarko Petroleum Corp.	3,682,401	301,662,290
Analog Devices, Inc.	2,225,533	87,641,490
Aon Corp.	2,474,844	131,067,738
Apache Corp.	2,840,141	371,831,260
Apartment Investment & Management Co. (Class A)	867,046	22,083,662
Apollo Group, Inc. (Class A)*	913,100	38,085,401
Apple, Inc.*	6,836,158	2,382,059,255
Applied Materials, Inc.	9,796,373	153,019,346
Archer-Daniels-Midland Co.	4,734,973	170,506,378
Assurant, Inc.	742,136	28,579,657
AT&T, Inc.	43,864,477	1,342,252,996
Autodesk, Inc.*	1,700,348	75,002,350
Automatic Data Processing, Inc.	3,683,572	189,004,079
AutoNation, Inc.*	465,354	16,459,571
Autozone, Inc.*	198,098	54,191,689
AvalonBay Communities, Inc.	639,642	76,808,211
Avery Dennison Corp.	793,031	33,275,581
Avon Products, Inc.	3,182,273	86,048,662
Baker Hughes, Inc.	3,222,369	236,618,556

Common Stocks	Shares	Value
Ball Corp.	1,254,713	$ 44,981,461
Bank of America Corp.	75,101,856	1,001,107,740
Baxter International, Inc.	4,303,241	231,385,269
BB&T Corp.	5,159,896	141,639,145
Becton, Dickinson & Co.	1,640,281	130,599,173
Bed Bath & Beyond, Inc.*	1,890,947	91,276,012
Bemis Co., Inc.	794,273	26,060,097
Berkshire Hathaway, Inc. (Class B)*	12,844,105	1,074,152,501
Best Buy Co., Inc.	2,429,195	69,766,480
Big Lots, Inc.*	560,506	24,342,776
Biogen Idec, Inc.*	1,790,028	131,370,155
BMC Software, Inc.*	1,327,179	66,013,883
Boston Properties, Inc.	1,060,035	100,544,320
Boston Scientific Corp.*	11,272,556	81,049,678
Bristol-Myers Squibb Co.	12,632,452	333,875,706
Broadcom Corp. (Class A)	3,528,829	138,965,286
Brown-Forman Corp. (Class B)	765,241	52,265,960
C.H. Robinson Worldwide, Inc.	1,231,087	91,260,479
C.R. Bard, Inc.	629,415	62,507,204
CA, Inc.	2,846,093	68,818,529
Cablevision Systems Corp.	1,725,207	59,709,414
Cabot Oil & Gas Corp.	771,112	40,845,803
Cameron International Corp.*	1,818,735	103,849,768
Campbell Soup Co.	1,353,571	44,816,736
Capital One Financial Corp.	3,397,423	176,530,099
Cardinal Health, Inc.	2,598,196	106,863,801
CareFusion Corp.*	1,652,323	46,595,509
CarMax Inc.*	1,675,641	53,788,076
Carnival Corp.	3,205,898	122,978,247
Caterpillar, Inc.	4,740,255	527,827,394
CB Richard Ellis Group, Inc. (Class A)*	2,155,142	57,542,291
CBS Corp. (Class B)	4,992,446	125,010,848
Celgene Corp.*	3,451,826	198,583,550
CenterPoint Energy, Inc.	3,156,194	55,422,767
CenturyLink, Inc.	2,270,656	94,345,757
Cephalon, Inc.*	557,758	42,266,901
Cerner Corp.*	532,866	59,254,699
CF Industries Holdings, Inc.	527,485	72,154,673
Chesapeake Energy Corp.	4,886,025	163,779,558
Chevron Corp.	14,895,885	1,600,264,926
Chubb Corp.	2,190,394	134,293,056
CIGNA Corp.	2,009,082	88,962,151
Cincinnati Financial Corp.	1,208,797	39,648,542
Cintas Corp.	938,817	28,417,991
Cisco Systems, Inc.	41,019,296	703,480,926
Citigroup, Inc.*	215,604,065	952,969,967
Citrix Systems, Inc.*	1,393,502	102,366,657
Cliffs Natural Resources, Inc.	1,004,806	98,752,334

See accompanying notes to financial statements.

1

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Common Stocks	Shares	Value
Clorox Co.	1,021,747	$ 71,593,812
CME Group, Inc.	496,432	149,699,070
CMS Energy Corp.	1,875,048	36,825,943
Coach, Inc.	2,196,793	114,321,108
Coca-Cola Enterprises Inc.	2,450,231	66,891,306
Cognizant Technology Solutions Corp. (Class A)*	2,260,012	183,964,977
Colgate-Palmolive Co.	3,667,052	296,151,120
Comcast Corp. (Class A)	20,602,439	509,292,292
Comerica, Inc.	1,308,756	48,057,520
Computer Sciences Corp.	1,145,402	55,815,439
Compuware Corp.*	1,628,043	18,803,897
ConAgra Foods, Inc.	3,235,237	76,836,879
ConocoPhillips	10,609,124	847,244,643
CONSOL Energy, Inc.	1,674,596	89,808,583
Consolidated Edison, Inc.	2,169,343	110,029,077
Constellation Brands, Inc. (Class A)*	1,316,500	26,698,620
Constellation Energy Group, Inc.	1,481,793	46,128,216
Corning, Inc.	11,618,034	239,680,041
Costco Wholesale Corp.	3,239,155	237,494,845
Coventry Health Care, Inc.*	1,100,339	35,089,811
Covidien PLC	3,665,445	190,383,213
CSX Corp.	2,750,285	216,172,401
Cummins, Inc.	1,465,899	160,691,848
CVS Caremark Corp.	10,152,210	348,423,847
D.R. Horton, Inc.	2,065,375	24,061,619
Danaher Corp.	4,010,874	208,164,361
Darden Restaurants, Inc.	1,026,425	50,428,260
DaVita, Inc.*	712,710	60,943,832
Dean Foods Co.*	1,354,613	13,546,130
Deere & Co.	3,124,256	302,709,164
Dell, Inc.*	12,474,260	181,001,513
Denbury Resources, Inc.*	2,963,889	72,318,892
DENTSPLY International, Inc.	1,055,307	39,035,806
Devon Energy Corp.	3,170,461	290,953,206
DeVry, Inc.	457,237	25,180,042
Diamond Offshore Drilling, Inc.	515,617	40,063,441
DIRECTV*	5,883,668	275,355,662
Discover Financial Services	4,038,350	97,405,002
Discovery Communications, Inc. (Class A)*	2,090,456	83,409,194
Dominion Resources, Inc.	4,314,662	192,865,391
Dover Corp.	1,385,359	91,073,501
Dr. Pepper Snapple Group, Inc.	1,663,029	61,798,158
DTE Energy Co.	1,253,060	61,349,818
Duke Energy Corp.	9,873,816	179,209,760
Dun & Bradstreet Corp.	369,350	29,636,644
E*TRADE Financial Corp.*	1,643,714	25,691,250
E. I. du Pont de Nemours & Co.	6,838,831	$ 375,930,540
Eastman Chemical Co.	524,877	52,130,784
Eaton Corp.	2,529,613	140,241,745
eBay, Inc.*	8,483,635	263,332,030
Ecolab, Inc.	1,721,407	87,826,185
Edison International	2,416,202	88,408,831
Edwards Lifesciences Corp.*	854,500	74,341,500
El Paso Corp.	5,221,159	93,980,862
Electronic Arts, Inc.*	2,483,804	48,508,692
Eli Lilly & Co.	7,559,348	265,862,269
EMC Corp.*	15,349,513	407,529,570
Emerson Electric Co.	5,595,700	326,956,751
Entergy Corp.	1,329,610	89,363,088
EOG Resources, Inc.	1,988,823	235,695,414
EQT Corp.	1,105,872	55,183,013
Equifax, Inc.	914,601	35,532,249
Equity Residential	2,181,464	123,056,384
Exelon Corp.	4,911,239	202,539,496
Expedia, Inc.	1,485,389	33,658,915
Expeditors International of Washington, Inc.	1,575,046	78,972,806
Express Scripts, Inc.*	3,919,994	217,990,866
Exxon Mobil Corp.	36,794,240	3,095,499,411
F5 Networks Inc.*	599,816	61,523,127
Family Dollar Stores, Inc.	933,566	47,910,607
Fastenal Co.	1,093,289	70,877,926
Federated Investors, Inc. (Class B)	688,139	18,407,718
FedEx Corp.	2,337,537	218,676,586
Fidelity National Information Services, Inc.	1,978,080	64,663,435
Fifth Third Bancorp	6,802,063	94,412,634
First Horizon National Corp.	1,938,770	21,733,612
First Solar Inc.*	399,951	64,328,119
FirstEnergy Corp.	3,100,806	115,008,895
Fiserv, Inc.*	1,084,633	68,028,182
FLIR Systems, Inc.	1,175,652	40,689,316
Flowserve Corp.	413,497	53,258,414
Fluor Corp.	1,310,829	96,555,664
FMC Corp.	530,869	45,086,704
FMC Technologies, Inc.*	892,275	84,302,142
Ford Motor Co.*	28,068,781	418,505,525
Forest Laboratories, Inc.*	2,116,779	68,371,962
Fortune Brands, Inc.	1,139,723	70,537,456
Franklin Resources, Inc.	1,075,832	134,565,067
Freeport-McMoRan Copper & Gold, Inc.	7,023,300	390,144,315
Frontier Communications Corp.	7,370,712	60,587,253
GameStop Corp. (Class A)*	1,119,845	25,218,909
Gannett Co., Inc.	1,772,447	26,994,368

See accompanying notes to financial statements.

2

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Common Stocks	Shares	Value
General Dynamics Corp.	2,766,986	$ 211,840,448
General Electric Co.	78,792,193	1,579,783,470
General Mills, Inc.	4,721,589	172,574,078
Genuine Parts Co.	1,167,360	62,617,190
Genworth Financial, Inc. (Class A)*	3,631,039	48,873,785
Genzyme Corp.*	1,919,032	146,134,287
Gilead Sciences, Inc.*	5,902,751	250,512,752
Goodrich Corp.	929,568	79,505,951
Google, Inc. (Class A)*	1,860,918	1,090,888,741
H&R Block, Inc.	2,266,356	37,938,799
H.J. Heinz Co.	2,390,480	116,703,234
Halliburton Co.	6,777,404	337,785,815
Harley-Davidson, Inc.	1,745,573	74,169,397
Harman International Industries, Inc.	515,678	24,144,044
Harris Corp.	951,378	47,188,349
Hartford Financial Services Group, Inc.	3,296,540	88,775,822
Hasbro, Inc.	1,018,068	47,686,305
HCP, Inc.	2,977,182	112,954,285
Health Care REIT, Inc.	1,309,838	68,687,905
Helmerich & Payne, Inc.	785,957	53,987,386
Hess Corp.	2,232,713	190,249,475
Hewlett-Packard Co.	16,128,620	660,789,561
Honeywell International, Inc.	5,818,394	347,416,306
Hormel Foods Corp.	1,027,216	28,597,693
Hospira, Inc.*	1,237,067	68,286,098
Host Hotels & Resorts, Inc.	5,057,785	89,067,594
Hudson City Bancorp, Inc.	3,905,056	37,800,942
Humana, Inc.*	1,248,154	87,295,891
Huntington Bancshares, Inc.	6,401,336	42,504,871
Huntington Ingalls Industries Inc.*	31,437	1,304,636
Illinois Tool Works, Inc.	3,698,427	198,679,498
Ingersoll-Rand PLC	2,449,322	118,326,746
Integrys Energy Group, Inc.	572,564	28,920,208
Intel Corp.	40,722,529	821,373,410
IntercontinentalExchange, Inc.*	542,611	67,034,163
International Business Machines Corp.	9,049,273	1,475,664,948
International Flavors & Fragrances, Inc.	593,381	36,967,636
International Game Technology	2,211,116	35,886,413
International Paper Co.	3,266,946	98,596,430
Intuit, Inc.*	2,020,972	107,313,613
Intuitive Surgical, Inc.*	288,532	96,213,881
Invesco, Ltd.	3,416,134	87,316,385
Iron Mountain, Inc.	1,482,946	46,312,404
ITT Corp.	1,360,396	81,691,780
J.C. Penney Co., Inc.	1,751,953	$ 62,912,632
Jabil Circuit, Inc.	1,446,912	29,560,412
Jacobs Engineering Group, Inc.*	932,174	47,941,709
Janus Capital Group, Inc.	1,361,201	16,974,176
JDS Uniphase Corp.*	1,653,408	34,457,023
Johnson & Johnson	20,296,088	1,202,543,214
Johnson Controls, Inc.	5,026,148	208,936,972
Joy Global Inc.	778,373	76,911,036
JPMorgan Chase & Co.	29,558,730	1,362,657,453
Juniper Networks, Inc.*	3,969,283	167,027,429
Kellogg Co.	1,870,901	100,991,236
KeyCorp	7,071,105	62,791,412
Kimberly-Clark Corp.	3,003,049	196,009,008
Kimco Realty Corp.	3,010,596	55,214,331
KLA-Tencor Corp.	1,238,685	58,676,508
Kohl's Corp.	2,168,420	115,012,997
Kraft Foods, Inc. (Class A)	12,977,549	406,975,937
L-3 Communications Holdings, Inc.	839,496	65,740,932
Laboratory Corp. of America Holdings*	742,156	68,374,832
Legg Mason, Inc.	1,133,816	40,919,419
Leggett & Platt, Inc.	1,088,920	26,678,540
Lennar Corp. (Class A)	1,178,538	21,355,109
Leucadia National Corp.	1,461,369	54,859,792
Lexmark International, Inc. (Class A)*	584,651	21,655,473
Life Technologies Corp.*	1,335,422	70,002,821
Limited Brands, Inc.	1,960,165	64,450,225
Lincoln National Corp.	2,347,635	70,522,955
Linear Technology Corp.	1,685,589	56,686,358
Lockheed Martin Corp.	2,128,588	171,138,475
Loews Corp.	2,334,395	100,589,081
Lorillard, Inc.	1,080,121	102,622,296
Lowe's Cos., Inc.	10,240,007	270,643,385
LSI Corp.*	4,577,364	31,126,075
M & T Bank Corp.	893,446	79,043,168
Macy's, Inc.	3,140,303	76,183,751
Marathon Oil Corp.	5,270,446	280,967,476
Marriott International, Inc. (Class A)	2,159,566	76,837,358
Marsh & McLennan Cos., Inc.	4,029,928	120,132,154
Marshall & Ilsley Corp.	3,914,703	31,278,477
Masco Corp.	2,658,650	37,008,408
Massey Energy Co.	768,686	52,547,375
MasterCard, Inc. (Class A)	717,148	180,520,495
Mattel, Inc.	2,587,373	64,503,209
McCormick & Co., Inc.	985,160	47,120,203
McDonald's Corp.	7,741,538	589,053,626

See accompanying notes to financial statements.

3

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Common Stocks	Shares	Value
McKesson Corp.	1,888,670	$ 149,299,363
Mead Johnson Nutrition Co.	1,517,056	87,883,054
MeadWestvaco Corp.	1,247,103	37,824,634
Medco Health Solutions, Inc.*	2,998,926	168,419,684
Medtronic, Inc.	7,940,459	312,457,062
MEMC Electronic Materials, Inc.*	1,686,100	21,851,856
Merck & Co., Inc.	22,877,313	755,180,102
MetLife, Inc.	7,829,534	350,215,056
MetroPCS Communications, Inc.*	1,943,162	31,556,951
Microchip Technology, Inc.	1,400,345	53,227,113
Micron Technology, Inc.*	6,353,755	72,814,032
Microsoft Corp.	54,866,261	1,391,408,379
Molex, Inc.	1,012,491	25,433,774
Molson Coors Brewing Co. (Class B)	1,172,999	55,001,923
Monsanto Co.	3,982,463	287,772,776
Monster Worldwide, Inc.*	967,472	15,382,805
Moody's Corp.	1,481,050	50,222,406
Morgan Stanley	11,476,247	313,531,068
Motorola Mobility Holdings Inc.*	2,177,630	53,134,172
Motorola Solutions Inc.*	2,501,275	111,781,980
Murphy Oil Corp.	1,432,795	105,195,809
Mylan, Inc.*	3,247,077	73,611,236
Nabors Industries, Ltd.*	2,116,612	64,302,673
National Semiconductor Corp.	1,774,171	25,441,612
National-Oilwell Varco, Inc.	3,124,518	247,680,542
NetApp, Inc.*	2,734,231	131,735,250
Netflix Inc.*	326,136	77,401,857
Newell Rubbermaid, Inc.	2,152,789	41,182,854
Newfield Exploration Co.*	992,827	75,464,780
Newmont Mining Corp.	3,664,065	199,984,668
News Corp. (Class A)	16,945,883	297,569,705
NextEra Energy, Inc.	3,123,561	172,170,682
Nicor, Inc.	337,667	18,132,718
NIKE, Inc. (Class B)	2,840,424	215,020,097
NiSource, Inc.	2,062,587	39,560,419
Noble Corp.	1,873,083	85,450,046
Noble Energy, Inc.	1,305,756	126,201,317
Nordstrom, Inc.	1,243,615	55,813,441
Norfolk Southern Corp.	2,643,239	183,097,166
Northeast Utilities	1,307,299	45,232,545
Northern Trust Corp.	1,795,870	91,140,403
Northrop Grumman Corp.	2,163,982	135,703,311
Novell, Inc.*	2,602,666	15,433,809
Novellus Systems, Inc.*	668,384	24,817,098
NRG Energy, Inc.*	1,831,855	39,458,157
Nucor Corp.	2,341,551	107,758,177
NVIDIA Corp.*	4,308,943	79,543,088
NYSE Euronext (a)	1,934,344	68,030,878
O'Reilly Automotive Inc.*	1,048,642	$ 60,254,969
Occidental Petroleum Corp.	6,031,605	630,242,406
Omnicom Group, Inc.	2,103,958	103,220,179
Oneok Inc.	789,754	52,818,748
Oracle Corp.	28,867,608	963,312,079
Owens-Illinois, Inc.*	1,212,451	36,603,896
PACCAR, Inc.	2,713,617	142,057,850
Pall Corp.	854,164	49,208,388
Parker-Hannifin Corp.	1,202,779	113,879,116
Patterson Cos., Inc.	710,837	22,881,843
Paychex, Inc.	2,386,819	74,850,644
Peabody Energy Corp.	2,009,742	144,621,034
People's United Financial, Inc.	2,687,788	33,812,373
Pepco Holdings, Inc.	1,661,249	30,982,294
PepsiCo, Inc.	11,772,260	758,251,267
PerkinElmer, Inc.	840,912	22,090,758
Pfizer, Inc.	59,326,862	1,204,928,567
PG&E Corp.	2,944,317	130,079,925
Philip Morris International, Inc.	13,335,170	875,187,207
Pinnacle West Capital Corp.	805,969	34,487,414
Pioneer Natural Resources Co.	864,877	88,148,264
Pitney Bowes, Inc.	1,507,018	38,715,292
Plum Creek Timber Co., Inc.	1,198,227	52,254,679
PNC Financial Services Group, Inc.	3,899,435	245,625,411
Polo Ralph Lauren Corp.	486,165	60,114,302
PPG Industries, Inc.	1,192,465	113,534,593
PPL Corp.	3,583,455	90,661,412
Praxair, Inc.	2,252,029	228,806,146
Precision Castparts Corp.	1,065,739	156,855,466
priceline.com Inc.*	365,030	184,865,793
Principal Financial Group, Inc.	2,375,577	76,279,777
Progress Energy, Inc.	2,172,527	100,240,396
ProLogis	4,219,696	67,430,742
Prudential Financial, Inc.	3,606,218	222,070,904
Public Service Enterprise Group, Inc.	3,749,253	118,138,962
Public Storage, Inc.	1,035,497	114,846,972
Pulte Group, Inc.*	2,502,290	18,516,946
QEP Resources, Inc.	1,303,159	52,830,066
QUALCOMM, Inc.	12,197,045	668,763,977
Quanta Services, Inc.*	1,597,201	35,825,218
Quest Diagnostics, Inc.	1,157,180	66,792,430
Qwest Communications International, Inc.	12,924,174	88,272,108
R.R. Donnelley & Sons Co.	1,528,964	28,927,999
RadioShack Corp.	785,765	11,794,333
Range Resources Corp.	1,186,919	69,387,285
Raytheon Co.	2,670,596	135,853,219

See accompanying notes to financial statements.

4

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Common Stocks	Shares	Value
Red Hat, Inc.*	1,434,076	$ 65,092,710
Regions Financial Corp.	9,308,153	67,577,191
Republic Services, Inc.	2,279,404	68,473,296
Reynolds American, Inc.	2,507,534	89,092,683
Robert Half International, Inc.	1,091,448	33,398,309
Rockwell Automation, Inc.	1,057,402	100,083,099
Rockwell Collins, Inc.	1,151,573	74,656,478
Roper Industries Inc.	708,371	61,245,757
Ross Stores Inc.	884,383	62,897,319
Rowan Cos., Inc.*	936,259	41,363,923
Ryder System, Inc.	380,113	19,233,718
Safeway, Inc.	2,734,001	64,358,384
SAIC, Inc.*	2,176,042	36,818,631
Salesforce.com, Inc.*	876,925	117,139,641
SanDisk Corp.*	1,758,980	81,071,388
Sara Lee Corp.	4,619,173	81,620,787
SCANA Corp.	837,947	32,989,973
Schlumberger, Ltd.	10,098,953	941,828,357
Scripps Networks Interactive (Class A)	668,480	33,484,163
Sealed Air Corp.	1,183,809	31,560,348
Sears Holdings Corp.*	323,235	26,715,373
Sempra Energy	1,779,965	95,228,127
Sherwin-Williams Co.	660,837	55,503,700
Sigma-Aldrich Corp.	906,053	57,661,213
Simon Property Group, Inc.	2,203,571	236,134,668
SLM Corp.*	3,907,203	59,780,206
Snap-on, Inc.	431,314	25,904,719
Southern Co.	6,274,726	239,129,808
Southwest Airlines Co.	5,540,605	69,977,841
Southwestern Energy Co.*	2,583,299	111,004,358
Spectra Energy Corp.	4,803,759	130,566,170
Sprint Nextel Corp.*	22,148,944	102,771,100
St. Jude Medical, Inc.	2,413,341	123,707,860
Stanley Black & Decker, Inc.	1,242,256	95,156,810
Staples, Inc.	5,342,073	103,743,058
Starbucks Corp.	5,535,531	204,537,870
Starwood Hotels & Resorts Worldwide, Inc.	1,427,939	82,991,815
State Street Corp. (a)	3,730,274	167,638,514
Stericycle, Inc.*	631,656	56,008,938
Stryker Corp.	2,497,987	151,877,610
Sunoco, Inc.	894,330	40,772,505
SunTrust Banks, Inc.	3,982,032	114,841,803
SUPERVALU, Inc.	1,572,541	14,042,791
Symantec Corp.*	5,666,166	105,050,718
Sysco Corp.	4,326,575	119,846,127
T. Rowe Price Group, Inc.	1,924,721	127,839,969
Target Corp.	5,254,112	262,758,141

Common Stocks	Shares	Value
TECO Energy, Inc.	1,591,262	$ 29,852,075
Tellabs, Inc.	2,690,853	14,100,070
Tenet Healthcare Corp.*	3,597,968	26,804,862
Teradata Corp.*	1,242,016	62,970,211
Teradyne, Inc.*	1,377,906	24,540,506
Tesoro Corp.*	1,051,751	28,218,479
Texas Instruments, Inc.	8,701,835	300,735,418
Textron, Inc.	2,037,137	55,797,182
The AES Corp.*	4,909,267	63,820,471
The Allstate Corp.	3,932,872	124,986,672
The Bank of New York Mellon Corp.	9,214,698	275,243,029
The Boeing Co.	5,463,510	403,917,294
The Charles Schwab Corp.	7,420,759	133,796,285
The Coca-Cola Co.	17,024,489	1,129,574,845
The Dow Chemical Co.	8,666,285	327,152,259
The Estee Lauder Cos., Inc. (Class A)	850,853	81,988,195
The Gap, Inc.	3,238,888	73,393,202
The Goldman Sachs Group, Inc.	3,862,328	612,063,118
The Goodyear Tire & Rubber Co.*	1,801,651	26,988,732
The Hershey Co.	1,146,147	62,293,089
The Home Depot, Inc.	12,160,491	450,667,796
The Interpublic Group of Cos., Inc.	3,621,600	45,523,512
The JM Smucker Co.	883,402	63,066,069
The Kroger Co.	4,718,916	113,112,417
The McGraw-Hill Cos., Inc.	2,277,058	89,716,085
The NASDAQ OMX Group, Inc.*	1,102,362	28,485,034
The Procter & Gamble Co.	20,782,595	1,280,207,852
The Progressive Corp.	4,900,893	103,555,869
The Travelers Cos., Inc.	3,200,833	190,385,547
The Walt Disney Co.	14,091,685	607,210,707
The Washington Post Co. (Class B)	39,365	17,224,549
The Western Union Co.	4,802,137	99,740,385
The Williams Cos., Inc.	4,354,868	135,784,784
Thermo Fisher Scientific, Inc.*	2,899,701	161,078,391
Tiffany & Co.	937,684	57,611,305
Time Warner Cable, Inc.	2,547,381	181,730,161
Time Warner, Inc.	8,113,213	289,641,704
Titanium Metals Corp.*	669,468	12,438,715
TJX Cos., Inc.	2,933,270	145,871,517
Torchmark Corp.	578,075	38,430,426
Total System Services, Inc.	1,212,793	21,854,530
Tyco International, Ltd.	3,515,103	157,371,161
Tyson Foods, Inc. (Class A)	2,210,119	42,412,184
U.S. Bancorp	14,261,407	376,928,987
Union Pacific Corp.	3,643,394	358,254,932

See accompanying notes to financial statements.

5

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Common Stocks	Shares	Value
United Parcel Service, Inc. (Class B)	7,324,742	$ 544,374,825
United States Steel Corp.	1,064,916	57,441,569
United Technologies Corp.	6,830,104	578,168,304
UnitedHealth Group, Inc.	8,115,504	366,820,781
Unum Group	2,298,305	60,330,506
Urban Outfitters, Inc.*	954,939	28,485,830
V.F. Corp.	642,404	63,296,066
Valero Energy Corp.	4,227,242	126,056,356
Varian Medical Systems, Inc.*	892,019	60,336,165
Ventas, Inc.	1,211,866	65,804,324
VeriSign, Inc.	1,288,985	46,674,147
Verizon Communications, Inc.	20,985,084	808,765,137
Viacom, Inc. (Class B)	4,432,290	206,190,131
Visa Inc. (Class A)	3,596,097	264,744,661
Vornado Realty Trust	1,214,385	106,258,687
Vulcan Materials Co.	951,939	43,408,418
W.W. Grainger, Inc.	433,274	59,653,164
Wal-Mart Stores, Inc.	14,537,064	756,654,181
Walgreen Co.	6,849,112	274,923,356
Waste Management, Inc.	3,526,006	131,661,064
Waters Corp.*	677,338	58,860,672
Watson Pharmaceuticals, Inc.*	929,122	52,040,123
WellPoint, Inc.	2,784,539	194,332,977
Wells Fargo & Co.	39,090,606	1,239,172,210
Western Digital Corp.*	1,721,286	$ 64,186,755
Weyerhaeuser Co.	3,990,325	98,161,995
Whirlpool Corp.	564,589	48,193,317
Whole Foods Market, Inc.	1,095,775	72,211,573
Windstream Corp.	3,751,242	48,278,485
Wisconsin Energy Corp.	1,733,930	52,884,865
Wyndham Worldwide Corp.	1,286,540	40,924,837
Wynn Resorts, Ltd.	564,840	71,875,890
Xcel Energy, Inc.	3,581,696	85,566,717
Xerox Corp.	10,398,301	110,741,906
Xilinx, Inc.	1,939,799	63,625,407
XL Group PLC	2,306,963	56,751,290
Yahoo!, Inc.*	9,727,839	161,968,519
Yum! Brands, Inc.	3,472,530	178,418,591
Zimmer Holdings, Inc.*	1,425,957	86,313,177
Zions Bancorporation	1,361,167	31,388,511
Total Common Stocks (b) (Cost 87,353,562,440)		$89,617,452,687

* Non-income producing security

(a) Affiliated Issuer. See following table for more information.

(b) The values of the securities of the Trust are determined based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

Trasactions with Affiliates

SPDR S&P 500 ETF Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and Sponsor (NYSE Euronext). Amounts related to these investments at March 31, 2011, and for the period then ended are:

	Number of Shares Held at 9/30/10	Cost at 9/30/10	Value at 9/30/10	Purchased		Sold		Number of Shares Held at 3/31/11	Value at 3/31/11	Dividend Income	Realized Gain
				Cost	Shares	Proceeds	Shares				
State Street Corp.	3,790,256	$173,797,049	$142,741,041	$171,483,799	3,888,336	$174,181,709	3,948,318	3,730,274	$167,638,514	$ 725,119	$7,058,192
NYSE Euronext	1,971,626	58,879,912	56,329,355	64,200,817	2,013,624	65,608,712	2,050,906	1,934,344	68,030,878	1,163,787	5,496,393

See accompanying notes to financial statements.

6

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

INDUSTRY**	VALUE
Oil, Gas & Consumable Fuels	$ 9,647,325,800
Pharmaceuticals	4,749,153,634
Computers & Peripherals	3,930,028,765
Diversified Financial Services	3,735,066,503
Insurance	3,442,574,371
Software	3,268,874,699
Media	2,951,282,674
IT Services	2,778,640,617
Commercial Banks	2,596,994,952
Aerospace & Defense	2,499,589,782
Diversified Telecommunication Services	2,442,501,736
Energy Equipment & Services	2,237,232,649
Industrial Conglomerates	2,231,001,622
Semiconductors & Semiconductor Equipment	2,219,890,347
Machinery	2,208,933,780
Capital Markets	2,156,927,538
Beverages	2,150,482,079
Food & Staples Retailing	2,001,067,521
Chemicals	1,921,251,598
Communications Equipment	1,861,457,053
Health Care Providers & Services	1,848,150,655
Household Products	1,843,961,792
Health Care Equipment & Supplies	1,686,803,107
Specialty Retail	1,678,513,297
Internet Software & Services	1,631,115,642
Food Products	1,515,943,687
Electric Utilities	1,512,941,559
Tobacco	1,470,969,338
Hotels, Restaurants & Leisure	1,453,932,907
Real Estate Investment Trusts (REITs)	1,389,308,759
Biotechnology	1,138,895,153
Multi-Utilities	1,119,565,576
Metals & Mining	1,068,077,248
Air Freight & Logistics	933,284,696
Internet & Catalog Retail	772,143,631
Road & Rail	776,758,217
Consumer Finance	684,524,440
Multiline Retail	671,649,718
Automobiles	492,674,922
Electrical Equipment	488,285,607
Textiles, Apparel & Luxury Goods	452,751,573
Commercial Services & Supplies	431,792,565
Life Sciences Tools & Services	426,712,610
Electronic Equipment, Instruments & Components	406,446,106
Household Durables	369,826,695
Wireless Telecommunication Services	287,219,023
Auto Components	$ 235,925,704
Construction & Engineering	180,322,591
Personal Products	168,036,857
Independent Power Producers & Energy Traders	149,406,844
Containers & Packaging	139,205,802
Paper & Forest Products	136,421,064
Trading Companies & Distributors	130,531,090
Leisure Equipment & Products	112,189,514
Office Electronics	110,741,906
Diversified Consumer Services	101,204,242
Professional Services	98,567,202
Thrifts & Mortgage Finance	71,613,315
Gas Utilities	70,951,466
Airlines	69,977,841
Distributors	62,617,190
Health Care Technology	59,254,699
Real Estate Management & Development	57,542,291
Construction Materials	43,408,418
Building Products	37,008,408
TOTAL	**$89,617,452,687**

* SPDR S&P 500 ETF Trust's industry breakdown is expressed as market value by industry and may change over time.

** Each security is valued based on Level 1 inputs.

See accompanying notes to financial statements.

7

ASSETS	
Investments in unaffiliated issuers, at value	$89,381,783,295
Investments in affiliated issuers, at value	235,669,392
Total investments	89,617,452,687
Cash	364,134,177
Receivable for investments sold	56,942,578
Dividends receivable — unaffiliated issuers	114,123,145
Dividends receivable — affiliated issuers	685,211
Total Assets	90,153,337,798
LIABILITIES	
Payable for investments purchased	74,341,500
Payable for units of fractional undivided interest ("Units") redeemed in-kind	554,222
Income distribution payable	397,135,534
Accrued trustee expense	2,563,376
Accrued expenses and other liabilities	18,571,735
Total Liabilities	493,166,367
NET ASSETS	$89,660,171,431
NET ASSETS CONSIST OF:	
Paid in Capital (Note 4)	$96,247,876,300
Distribution in excess of net investment income	(471,714,147)
Accumulated net realized loss on investments	(8,379,880,969)
Net unrealized appreciation on investments	2,263,890,247
NET ASSETS	$89,660,171,431
NET ASSET VALUE PER UNIT	$ 132.55
UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	676,432,116
COST OF INVESTMENTS:	
Unaffiliated issuers	$87,112,436,700
Affiliated issuers	241,125,740
Total Cost of Investments	$87,353,562,440

See accompanying notes to financial statements.

8

SPDR S&P 500 ETF Trust
Statements of Operations

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008
INVESTMENT INCOME				
Dividend income — unaffiliated issuers	$ 897,957,096	$ 1,516,348,569	$ 1,899,322,298	$ 1,628,431,147
Dividend income — affiliated issuers	1,888,906	155,923	2,239,900	2,890,454
Total Investment Income	899,846,002	1,516,504,492	1,901,562,198	1,631,321,601
EXPENSES				
Trustee expense	24,831,518	40,693,484	37,299,801	36,310,380
S&P license fee	13,982,036	21,931,368	21,492,906	23,977,390
Marketing expense	8,841,701	14,620,912	14,233,147	18,115,010
Legal and audit services	157,498	422,917	277,642	155,059
Other expenses	705,539	1,543,741	1,050,269	2,341,136
Total Expenses	48,518,292	79,212,422	74,353,765	80,898,975
Trustee expense waiver	(6,741,256)	(10,128,612)	(7,102,147)	(6,923,474)
Net Expenses	41,777,036	69,083,810	67,251,618	73,975,501
NET INVESTMENT INCOME	858,068,966	1,447,420,682	1,834,310,580	1,557,346,100
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS				
Net realized gain (loss) on:				
Investment transactions — unaffiliated issuers	8,300,795,836	16,730,164,234	(44,584,311,986)	(8,458,807,396)
Investment transactions — affiliated issuers	12,554,585	8,836,491	(166,785,981)	19,363,771
Net change in unrealized appreciation (depreciation) on:				
Investment transactions — unaffiliated issuers	4,437,117,468	(11,825,602,638)	29,208,992,488	(12,549,019,477)
Investment transactions — affiliated issuers	28,150,217	(66,024,806)	90,665,805	(54,343,615)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	12,778,618,106	4,847,373,281	(15,451,439,674)	(21,042,806,717)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,636,687,072	$ 6,294,793,963	$(13,617,129,094)	$(19,485,460,617)

See accompanying notes to financial statements.

9

SPDR S&P 500 ETF Trust
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:				
Net investment income	$ 858,068,966	$ 1,447,420,682	$ 1,834,310,580	$ 1,557,346,100
Net realized gain (loss) on investment transactions	8,313,350,421	16,739,000,725	(44,751,097,967)	(8,439,443,625)
Net change in unrealized appreciation (depreciation)	4,465,267,685	(11,891,627,444)	29,299,658,293	(12,603,363,092)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,636,687,072	6,294,793,963	(13,617,129,094)	(19,485,460,617)
NET EQUALIZATION CREDITS AND CHARGES	50,272,459	102,137,436	79,929,657	218,645,921
DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(903,078,136)	(1,549,861,683)	(1,938,730,332)	(1,782,447,532)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:				
Proceeds from sale of Units	188,279,014,772	400,829,082,743	343,468,772,184	445,910,262,535
Proceeds from reinvestment of distributions	—	2,216,596	12,270,791	13,008,992
Cost of Units repurchased	(189,543,333,679)	(399,041,216,070)	(349,232,583,429)	(410,330,564,199)
Net income equalization (Note 2)	(50,272,459)	(102,137,436)	(79,929,657)	(218,645,921)
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(1,314,591,366)	1,687,945,833	(5,831,470,111)	35,374,061,407
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	11,469,290,029	6,535,015,549	(21,307,399,880)	14,324,799,179
NET ASSETS AT BEGINNING OF PERIOD	78,190,881,402	71,655,865,853	92,963,265,733	78,638,466,554
NET ASSETS AT END OF PERIOD*	$ 89,660,171,431	$ 78,190,881,402	$ 71,655,865,853	$ 92,963,265,733
UNIT TRANSACTIONS:				
Units sold	1,501,000,000	3,614,350,000	3,788,050,000	3,304,850,000
Units issued from reinvestment of distributions	—	21,395	135,148	95,213
Units redeemed	(1,509,650,000)	(3,607,000,000)	(3,908,300,000)	(3,022,850,000)
NET INCREASE (DECREASE)	(8,650,000)	7,371,395	(120,114,852)	282,095,213
* Includes undistributed (distribution in excess of) net investment income	$ (471,714,147)	$ (426,704,977)	$ (336,373,142)	$ (439,719,151)

See accompanying notes to financial statements.

10

SPDR S&P 500 ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006
Net asset value, beginning of year	$ 114.13	$ 105.73	$ 116.52	$ 152.48	$ 133.53	$ 122.85
Investment Operations:						
Net investment income(1)	1.21	2.20	2.32	2.72	2.66	2.32
Net realized and unrealized gain (loss) on investments	18.35	8.24	(10.90)	(36.28)	18.75	10.54
Total from investment operations	19.56	10.44	(8.58)	(33.56)	21.41	12.86
Net equalization credits and charges(1)	0.07	0.16	0.10	0.38	0.26	0.15
Less distributions from:						
Net investment income	(1.21)	(2.20)	(2.31)	(2.78)	(2.72)	(2.33)
Net asset value, end of year	$ 132.55	$ 114.13	$ 105.73	$ 116.52	$ 152.48	$ 133.53
Total investment return(2)	17.21%	10.08%	(6.90)%	(21.84)%	16.31%	10.64%
Ratios and supplemental data						
Ratio to average net assets:						
Net investment income	1.94%(5)	1.98%	2.58%	1.99%	1.86%	1.83%
Total expenses(3)	0.09%(5)	0.09%	0.09%	0.09%	0.08%	0.08%
Total expenses excluding Trustee earnings credit	0.11%(5)	0.11%	0.10%	0.11%	0.11%	0.10%
Total expenses excluding Trustee earnings credit and fee waivers	0.11%(5)	0.11%	0.10%	0.11%	0.12%	0.12%
Portfolio turnover rate(4)	1.95%	5.38%	6.68%	4.56%	2.95%	3.70%
Net assets, end of year (000's)	$89,660,171	$78,190,881	$71,655,866	$92,963,266	$78,638,467	$57,585,885

(1) Per Unit numbers have been calculated using the average shares method, which more appropriately presents per unit data for the period.

(2) Total return is calculated assuming a purchase of a Unit at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3) Net of expenses waived by the Trustee.

(4) Portfolio turnover ratio does not include securities received or delivered from processing creations or redemptions of Units.

(5) Annualized.

See accompanying notes to financial statements.

11

Note 1 — Organization

SPDR S&P 500 ETF Trust (the "Trust"), formerly the SPDR Trust, Series 1, is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P 500 Index"). Each unit of fractional undivided interest in the Trust is referred to as a "Unit". The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three "Creation Units" — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended ("Trust Agreement"), PDR Services, LLC, as Sponsor of the Trust ("Sponsor"), and State Street Bank and Trust Company, as Trustee of the Trust ("Trustee"), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

On February 15, 2011, NYSE Euronext (the parent of the Sponsor) and Deutsche Boerse AG announced that they have entered into a business combination agreement subject to approval by their shareholders as well as approval by the relevant regulatory authorities in the U.S. and Europe, and other closing conditions.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

The value of the Trust's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Trustee has established a Pricing and Investment Committee (the "Committee") for the purpose of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

12

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2011 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides the Trust the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 — quoted prices in active markets for identical investments
- Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 — significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust's net assets are computed and that may materially affect the value of the Trust's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust's net asset value and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust's performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Trust's investment by industry.

Subsequent Events

Management has determined that there are no subsequent events or transactions that would have materially impacted the Trust's financial statements as presented.

Investment Risk

The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell

13

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2011 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

an equity security because the security's issuer was in financial trouble unless that security is removed from the S&P 500 Index.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Units may be purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Equalization

The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units.

U.S. Federal Income Tax

For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC") and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to the holders of Units, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2010 and has determined that no provision for income tax is required in the Trust's financial statements. The Trust's federal tax returns for the prior three fiscal years remain subject to examination by the Trust's major tax jurisdictions, which include the United States of America and the State of New York.

During the six months ended March 31, 2011, the Trust reclassified $8,434,336,807 of non-taxable net security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, the cost was $87,353,562,440, gross unrealized appreciation was $4,830,499,337 and gross unrealized depreciation was $2,566,609,090, resulting in net unrealized appreciation of $2,263,890,247.

14

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2011 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

At September 30, 2010, the Trust had capital loss carryforwards which may be used to offset any net realized gains, expiring September 30:

2011	$1,530,834,020
2012	445,024,832
2013	380,379,645
2014	1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	190,637,430

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2011:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 - $499,999,999	10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999	8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above	6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2011, the Adjustment Amount reduced the Trustee's fee by $2,119,030. The Adjustment Amount included an excess of net transaction fees from processing orders of $1,870,013 and a Trustee earnings credit of $249,017. Prior to 2008, the Trustee earnings credit was presented separately on the Statement of Operations.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2012, so that the total operating expenses would not exceed 9.45/100 of 1% (0.0945%) per annum of the daily net asset value. The total amount of such waivers by the Trustee for the years ended September 30, 2008, September 30, 2009, September 30, 2010 and the six months ended March 31, 2011 was $6,923,474, $7,102,147, $10,128,612 and $6,741,256, respectively. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

Standard and Poor's Financial Services LLC ("S&P"), an affiliate of The McGraw Hill Companies, Inc. and State Street Global Markets, LLC ("SSGM") have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to

15

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2011 (Unaudited)

Note 3 — Transactions with the Trustee and Sponsor – (continued)

use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee, on behalf of the Trust, NYSE Arca, Inc. ("NYSE Arca") and the Sponsor have each received a sublicense from SSGM and S&P for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual fee of $600,000.

Transactions with Affiliated Issuers

The Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and Sponsor (NYSE Euronext). Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at March 31, 2011 is listed in the Schedule of Investments.

Note 4 — Shareholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the clearing process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the clearing process, the Transaction Fee plus an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

Note 5 — Investment Transactions

For the six months ended March 31, 2011, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $87,527,226,099, $88,941,243,004, $1,873,994,741, and $1,688,060,005, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $8,434,336,807.

16

The Lacerte Guardian Fund

Additional Information

March 31, 2011 (Unaudited)

Approval of Advisory Agreement

In connection with a special meeting held on August 5, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Lacerte Capital Advisors, LLC (“Lacerte” or the “Adviser”) and the Trust, on behalf of The Lacerte Guardian Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s existing hedge fund, and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance.  However, the Board, including the Independent Trustees, considered Lacerte’s past performance with its existing hedge fund.  The board concluded that Lacerte’s past performance was acceptable and that the Adviser has potential to deliver favorable performance for the Fund.

 Fees and Expenses.  The Board noted that Lacerte charges an annual base fee of 1.75% adjusted upward or downward up to a maximum of 1.00% of the average daily net asset annual advisory fee value of the Fund depending upon the performance of the Fund as compared to S&P 500 for the preceding twelve (12) months (including the month to which the payment relates), measured at the end of that month. If the difference between the Fund’s performance and the investment record of the S&P 500 exceeds two percentage points, the fee will be adjusted either up or down 1.00%.  As to comparative fees and expenses, the Trustees considered the advisory fees to be paid to Lacerte and compared those fees paid by funds in a peer group.  In considering that Lacerte would be paid a performance fee as opposed to the typical advisory fee, the Trustees agreed that as with hedge fund products, providing a strong incentive to the investment manager could result in exceptional returns to the Fund.  The Trustees discussed at length the operation of the performance fee and the impact on the Fund’s fees and expenses based on various performance results. The Trustees considered the “base fee” to be paid to Lacerte when the performance of the Fund was equal to the S&P 500.  With regard to the S&P 500, the Trustees considered the anticipated volatility of the Fund and the index, diversification of holdings, types of securities owned and investment objective of the Fund. The information showed that the Fund’s contractual base fee of 1.75% was within the range for its peer group and thus 1.75% was a fair starting point for the Fund. The Board then considered the fee adjustments to be made to the Fund’s base fee based on performance.  The Trustees agreed that the 12-month period over which performance would be computed was sufficiently long to provide a reasonable basis for indicating Lacerte’s performance.  The Trustees further agreed that the method by which the performance fee would be calculated under the proposed Advisory Agreement would ensure that any significant fees adjustments were attributable to Lacerte’s skill, or lack thereof, rather than to random fluctuations.  It was the consensus of the Board that the maximum performance adjustment under the Advisory Agreement would only be made for performance differences that could reasonably be considered meaningful and significant taking into account the Fund’s size, volatility, diversification and variability of performance differences.  After consideration, the Board was satisfied that the relationship of the fee adjustments to the base fee was not disproportionately large and that the Fund’s advisory fees were acceptable in light of the quality of services the Fund expected to receive from Lacerte and the level of fees paid by funds in the peer group.  They agreed that a period of 12 months at the base fee was appropriate.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based anticipated size of the Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable Federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

Investment Adviser

Lacerte Capital Advisers, LLC

2811 McKinney Ave., Suite 206

Dallas, TX 75204

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, Pennsylvania 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, N.A.

350 California Street 6th Floor

San Francisco, California  94104

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-9888 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-738-9888.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

           Andrew B. Rogers, President

Date

6/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

           Andrew B. Rogers, President

Date

6/8/11

By (Signature and Title)

/s/Kevin Wolf

           Kevin E. Wolf, Treasurer

Date

6/8/11